Related party transactions - Analysis of Related Party Receivable Balances (Details) - Related Party - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Related Party Transaction [Line Items]
Trading balances	$ 9	$ 28
Allowance for expected credit loss	0	(1)
Total related party receivables	9	27
Amounts due from related parties - current	9	27	$ 42
Amounts due from related parties - non-current	$ 0	$ 0